Lease obligations (Tables)	12 Months Ended
Dec. 31, 2025
Lease Obligations
Schedule of lease obligations

The following table presents the contractual undiscounted cash flows for lease obligations which require the following payments for each period ending December 31:

2026	$318
2027	125
2028	76
2029	76
2030	56
$651

Schedule of payments for lease obligations	The following table presents payments for lease obligations:
	December 31,	December 31,
	2025	2024

Principal payments	$334	$345
Interest payments	44	47
Short-term lease payments	303	258
	$681	$650